Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Sublease expires date	Nov. 30, 2022
Borrowing rate	10.00%
Right of use asset	$ 269,054
Lease costs amount		$ 74,286	$ 111,689
Base lease costs		43,155	63,705
Other expenses		$ 31,131	$ 47,984
Streamline certain expenses		20.00%
Maximum [Member]
Commitments and Contingencies (Textual)
Lease payments per month	7,535
Minimum [Member]
Commitments and Contingencies (Textual)
Lease payments per month	$ 7,078